Leases (Table)	12 Months Ended
Sep. 30, 2016
Leases [Abstract]
Schedule of Future Minimum Lease Payments
The related future minimum lease payments at September 30, 2016 were as follows:

Operating Leases
(In thousands)
2017	$17,073
2018	16,824
2019	15,450
2020	14,479
2021	14,335
Thereafter	47,714
Total minimum lease payments	$125,875